Taxes - Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate [Abstract]
Computed income tax benefit with statutory Enterprise Income Tax rate	$ (2,374,908)	$ 1,036,856	$ 433,812
Computed income tax benefit with statutory Enterprise Income Tax rate, %	25.00%	25.00%	25.00%
Effect of tax rates in a foreign jurisdiction	$ 2,342,701	$ (828,009)	$ (4,101)
Effect of tax rates in a foreign jurisdiction, %	(24.66%)	(19.97%)	(0.24%)
Change in value allowance on provision for doubtful debt	$ 8,238	$ 4,874
Change in value allowance on provision for doubtful debt, %	(0.09%)	0.12%
Effect of other non-deductible expenses	$ 723	$ 1,929	$ 3,684
Effect of other non-deductible expenses, %	(0.01%)	0.05%	0.21%
Change in valuation allowance on tax losses generated during the year	$ 59,860	$ 55,094	$ 10,187
Change in valuation allowance on tax losses generated during the year, %	(0.63%)	1.33%	0.59%
Income tax expense/(benefit)	$ 36,614	$ 270,744	$ 443,582
Income tax expense/(benefit), %	(0.39%)	6.53%	25.56%